Advance for investment (Details)	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2023 CNY (¥)
Advance for investment	$ 1,902,004	$ 1,732,775
Total	$ 1,902,004	$ 1,732,775	¥ 13,070,000